UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22884

                            The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was 11.9%, compared with a total return of 17.1% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 21.3%. The Fund’s NAV per share was $13.60, while the price of the publicly traded shares closed at $11.61 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)					Since Inception (06/23/14)
	Year to Date	1 Year	3 Year	5 Year
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	11.86%	(3.53)%	6.74%	4.56%	4.55%
Investment Total Return (c)	21.32	(1.90)	6.12	2.94	0.76
MSCI World SMID Cap Index	17.11	(0.24)	10.44	5.76	5.76(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures small and mid cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	16.3%
U.S. Government Obligations	11.6%
Health Care	6.4%
Business Services	5.1%
Consumer Products	4.4%
Diversified Industrial	4.3%
Financial Services	4.2%
Machinery	3.9%
Hotels and Gaming	3.2%
Retail	2.9%
Equipment and Supplies	2.8%
Aerospace	2.8%
Wireless Communications	2.7%
Entertainment	2.5%
Specialty Chemicals	2.3%
Automotive: Parts and Accessories	2.2%
Automotive	2.1%
Media	1.9%
Computer Software and Services	1.8%
Cable and Satellite	1.7%
Broadcasting	1.6%
Electronics	1.5%

Environmental Services	1.5%
Energy and Utilities: Water	1.2%
Energy and Utilities: Natural Gas	1.1%
Building and Construction	1.0%
Energy and Utilities: Integrated	1.0%
Telecommunications	1.0%
Publishing	0.8%
Transportation	0.8%
Aviation: Parts and Services	0.6%
Consumer Services	0.6%
Energy and Utilities: Electric	0.6%
Energy and Utilities: Services	0.6%
Metals and Mining	0.4%
Real Estate	0.3%
Manufactured Housing and Recreational Vehicles	0.2%
Closed-End Funds	0.1%
Educational Services	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 11, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 88.0%
	Aerospace — 2.8%
12,500	Aerojet Rocketdyne Holdings Inc.†	$239,642	$559,625
6,000	Allied Motion Technologies Inc.	212,551	227,400
1,500	Avio SpA.	19,643	24,766
128,000	BBA Aviation plc	420,556	458,728
16,500	Kaman Corp.	671,165	1,050,885
5,000	L3Harris Technologies Inc.	396,911	945,650
100,000	Rolls-Royce Holdings plc	883,455	1,067,269
7,100,000	Rolls-Royce Holdings plc, Cl. C†	9,161	9,017
1,000	United Technologies Corp.	123,670	130,200
		2,976,754	4,473,540

	Automotive — 2.1%
4,300	Ferrari NV.	173,608	694,106
76,000	Navistar International Corp.†	1,476,405	2,618,200
		1,650,013	3,312,306

	Automotive: Parts and Accessories — 2.2%
90,400	Dana Inc.	1,591,904	1,802,576
49,000	Freni Brembo SpA	354,018	564,422
5,000	Linamar Corp.	204,376	186,629
20,000	Modine Manufacturing Co.†	261,238	286,200
50,000	Uni-Select Inc.	784,298	474,209
2,000	Visteon Corp.†	110,119	117,160
		3,305,953	3,431,196

	Aviation: Parts and Services — 0.6%
15,000	AAR Corp.	551,294	551,850
6,000	Arconic Inc.	114,922	154,920
1,000	Curtiss-Wright Corp.	69,929	127,130
4,000	Ducommun Inc.†	136,320	180,280
		872,465	1,014,180

	Broadcasting — 1.6%
30,000	Beasley Broadcast Group Inc., Cl. A	139,092	96,600
93,000	Corus Entertainment Inc., Cl. B	331,971	436,043
9,000	Discovery Inc., Cl. A†	240,283	276,300
75,000	Grupo Televisa SAB, ADR	1,129,920	633,000
260,000	ITV plc	622,902	356,603
500	Liberty Broadband Corp., Cl. A†	25,309	51,420
1,603	Liberty Broadband Corp., Cl. C†	77,452	167,065
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	74,602	75,620
6,000	Sinclair Broadcast Group Inc., Cl. A	170,020	321,780
25,000	Sirius XM Holdings Inc.	131,250	139,500
		2,942,801	2,553,931

	Building and Construction — 1.0%
10,000	Arcosa Inc.	267,493	376,300
15,500	Armstrong Flooring Inc.†	266,116	152,675

Shares		Cost	Market Value

1,000	Bouygues SA	$42,081	$37,035
25,000	GCP Applied Technologies Inc.†	674,937	566,000
11,000	IES Holdings Inc.†	191,006	207,350
6,000	Johnson Controls International plc	220,391	247,860
		1,662,024	1,587,220

	Business Services — 5.1%
3,000	Aramark	78,477	108,180
7,000	Clarivate Analytics plc†	67,183	107,660
3,000	Core-Mark Holding Co. Inc.	93,317	119,160
100,000	Diebold Nixdorf Inc.†	934,502	916,000
15,000	Fly Leasing Ltd., ADR†	211,542	261,150
57,500	Herc Holdings Inc.†	1,948,427	2,635,225
50,808	JCDecaux SA	1,663,083	1,539,094
13,000	Loomis AB, Cl. B	385,730	446,859
25,200	Macquarie Infrastructure Corp.	1,099,876	1,021,608
20,000	Ocean Outdoor Ltd.†	194,799	155,500
4,000	Ströeer SE & Co. KGaA	86,799	300,422
2,500	The Brink’s Co.	52,037	202,950
12,000	The Interpublic Group of Companies Inc.	227,975	271,080
		7,043,747	8,084,888

	Cable and Satellite — 1.7%
1,000	AMC Networks Inc., Cl. A†	60,778	54,490
150	Cable One Inc.	39,459	175,649
5,000	Cogeco Communications Inc.	272,488	359,589
80,733	Dish TV India Ltd., GDR	90,569	29,629
10,000	Intelsat SA†	192,086	194,500
15,834	Liberty Global plc, Cl. A†	376,773	427,360
51,712	Liberty Global plc, Cl. C†	1,344,945	1,371,919
2,126	Liberty Latin America Ltd., Cl. A†	36,889	36,631
		2,413,987	2,649,767

	Computer Software and Services — 1.8%
5,000	AVEVA Group plc	159,484	256,658
8,000	Blucora Inc.†	58,993	242,960
14,000	Carbonite Inc.†	164,377	364,560
25,000	Computer Task Group Inc.†	104,538	100,250
3,000	Covetrus Inc.†	90,810	73,380
21,000	Internap Corp.†	203,993	63,210
3,000	InterXion Holding NV†	81,282	228,270
1,000	Perspecta Inc.	20,997	23,410
4,000	Red Hat Inc.†	737,097	751,040
4,000	Rocket Internet SE†	93,061	115,347
2,000	Twitter Inc.†	33,707	69,800
4,000	zooplus AG†	558,094	544,898
		2,306,433	2,833,783

	Consumer Products — 4.4%
2,400	Church & Dwight Co. Inc.	80,954	175,344
200	dormakaba Holding AG	98,379	144,950

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
3,500	Edgewell Personal Care Co.†	$117,417	$94,325
10,400	Energizer Holdings Inc.	399,098	401,856
21,300	Hunter Douglas NV	929,385	1,487,122
300	L’Oreal SA	48,139	85,453
13,000	Marine Products Corp.	91,113	200,720
13,000	Mattel Inc.†	157,287	145,730
12,500	Nilfisk Holding A/S†	592,509	349,246
600	Nintendo Co. Ltd., ADR	12,318	27,462
1,500	Salvatore Ferragamo SpA	29,710	35,785
45,000	Scandinavian Tobacco Group A/S	706,810	524,440
6,000	Shiseido Co. Ltd.	108,513	451,941
3,500	Spectrum Brands Holdings Inc.	180,815	188,195
2,000	Spin Master Corp., Sub Voting†	62,453	57,837
63,000	Swedish Match AB	2,052,990	2,659,444
		5,667,890	7,029,850

	Consumer Services — 0.6%
140,000	AA plc	246,720	85,732
3,000	Allegion plc	178,596	331,650
17,500	Ashtead Group plc	295,727	500,933
30,000	MoneyGram International Inc.†	146,398	74,100
		867,441	992,415

	Diversified Industrial — 4.3%
39,000	Ampco-Pittsburgh Corp.†	294,256	157,170
3,000	Colfax Corp.†	75,004	84,090
3,000	Crane Co.	228,916	250,320
28,362	EnPro Industries Inc.	1,883,098	1,810,630
38,000	Greif Inc., Cl. A	1,910,291	1,236,900
30,000	Griffon Corp.	392,371	507,600
3,000	Haynes International Inc.	106,262	95,430
1,500	Jardine Matheson Holdings Ltd.	99,634	94,530
2,000	Jardine Strategic Holdings Ltd.	90,135	76,260
1,000	Moog Inc., Cl. A	84,564	93,610
24,200	Myers Industries Inc.	387,061	466,334
5,000	Raven Industries Inc.	95,464	179,400
5,000	Smiths Group plc	95,104	99,374
5,000	Sulzer AG	476,799	546,507
40,000	Toray Industries Inc.	316,267	303,928
13,000	Tredegar Corp.	222,491	216,060
7,000	Trinity Industries Inc.	162,182	145,250
16,000	Ultra Electronics Holdings plc	319,974	335,268
14,500	Wartsila OYJ Abp	232,916	210,304
		7,472,789	6,908,965

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	26,376	34,300

	Electronics — 1.5%
7,000	Datalogic SpA	81,862	138,658

Shares		Cost	Market Value

44,000	Sony Corp., ADR	$1,150,605	$2,305,160
		1,232,467	2,443,818

	Energy and Utilities: Electric — 0.6%
31,200	Algonquin Power & Utilities Corp.	241,059	378,102
5,500	El Paso Electric Co.	238,231	359,700
7,500	Fortis Inc.	222,079	296,151
		701,369	1,033,953

	Energy and Utilities: Integrated — 1.0%
14,000	Avista Corp.	638,959	624,400
15,000	Hawaiian Electric Industries Inc.	481,548	653,250
100,000	Hera SpA	292,870	382,521
		1,413,377	1,660,171

	Energy and Utilities: Natural Gas — 1.1%
26,000	National Fuel Gas Co.	1,418,222	1,371,500
1,200	Southwest Gas Holdings Inc.	62,843	107,544
15,000	Whiting Petroleum Corp.†	446,224	280,200
		1,927,289	1,759,244

	Energy and Utilities: Services — 0.6%
15,000	Dril-Quip Inc.†	594,123	720,000
9,000	KLX Energy Services Holdings Inc.†	268,918	183,870
110,000	SD Standard Drilling plc†	22,765	15,861
70,000	Weatherford International plc†	14,550	3,500
		900,356	923,231

	Energy and Utilities: Water — 1.2%
60,600	Beijing Enterprises Water Group Ltd.	40,697	35,995
1,400	Consolidated Water Co. Ltd.	16,458	19,964
17,000	Mueller Water Products Inc., Cl. A	150,695	166,940
62,500	Severn Trent plc	1,810,976	1,625,541
		2,018,826	1,848,440

	Entertainment — 2.5%
36,000	Borussia Dortmund GmbH & Co. KGaA	241,785	338,742
95,000	Entertainment One Ltd.	352,377	478,963
5,500	Golden Entertainment Inc.†	76,075	77,000
14,075	Liberty Media Corp.- Liberty Braves, Cl. A†	342,875	391,285
21,011	Liberty Media Corp.- Liberty Braves, Cl. C†	463,038	587,678
6,000	Manchester United plc, Cl. A	95,044	108,480
476	Modern Times Group MTG AB, Cl. B†	6,962	5,331
7,500	National CineMedia Inc.	39,909	49,200
476	Nordic Entertainment Group AB, Cl. B	9,701	11,174

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Entertainment (Continued)
5,000	Reading International Inc., Cl. A†	$80,425	$64,900
1,900	The Madison Square Garden Co., Cl. A†	298,263	531,886
16,000	Viacom Inc., Cl. A	449,254	545,600
11,000	Viacom Inc., Cl. B	275,652	328,570
13,000	Vivendi SA	315,907	357,880
180,302	Wow Unlimited Media Inc.†(a)	169,921	110,146
2,334	Wow Unlimited Media Inc.†	2,199	1,426
		3,219,387	3,988,261

	Environmental Services — 1.5%
40,000	Evoqua Water Technologies Corp.†	558,008	569,600
2,000	Stericycle Inc.†	135,877	95,500
10,000	Tomra Systems ASA	117,808	328,705
13,972	Waste Connections Inc.	498,660	1,335,444
		1,310,353	2,329,249

	Equipment and Supplies — 2.8%
2,400	A.O. Smith Corp.	80,278	113,184
25,000	Flowserve Corp.	1,017,477	1,317,250
13,500	Graco Inc.	326,529	677,430
19,000	Interpump Group SpA	263,313	584,629
37,000	Mueller Industries Inc.	1,062,626	1,082,990
8,000	Watts Water Technologies Inc., Cl. A	640,925	745,440
		3,391,148	4,520,923

	Financial Services — 4.0%
600	Alleghany Corp.†	289,509	408,666
53,000	FinecoBank Banca Fineco SpA	350,403	591,212
35,000	Flushing Financial Corp.	688,790	777,000
100,000	GAM Holding AG†	665,072	462,200
1,000	Groupe Bruxelles Lambert SA	82,544	98,109
22,000	H&R Block Inc.	468,314	644,600
6,000	I3 Verticals Inc., Cl. A†	98,033	176,700
30,000	Kinnevik AB, Cl. A	1,017,669	815,731
52,000	Kinnevik AB, Cl. B	1,774,593	1,352,337
35,655	Oaktree Specialty Lending Corp.	214,133	193,250
64,000	Resona Holdings Inc.	314,077	266,293
16,880	Synovus Financial Corp.	587,207	590,800
		6,550,344	6,376,898

	Food and Beverage — 16.3%
7,000	Britvic plc	68,455	78,985
3,000	Campbell Soup Co.	100,290	120,210
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	2,037,902
42,500	Chr. Hansen Holding A/S	1,772,360	3,990,920
6,000	Coca-Cola Amatil Ltd.	50,599	43,050
3,000	Coca-Cola HBC AG	67,427	113,229
110,000	Cott Corp.	985,921	1,468,500

Shares		Cost	Market Value

336,000	Davide Campari-Milano SpA	$1,363,094	$3,291,496
1,400	Diageo plc, ADR	155,671	241,248
2,000	Fevertree Drinks plc	25,214	58,875
1,800	Fomento Economico Mexicano SAB de CV, ADR	150,499	174,150
1,000	Heineken Holding NV	68,070	104,954
3,500	International Flavors & Fragrances Inc.	360,433	507,815
39,000	ITO EN Ltd.	967,542	1,815,888
600	J & J Snack Foods Corp.	56,239	96,570
13,800	Kameda Seika Co. Ltd.	671,779	616,946
10,000	Kerry Group plc, Cl. A	725,637	1,193,955
43,200	Kikkoman Corp.	948,844	1,879,219
101,000	Maple Leaf Foods Inc.	1,834,758	2,211,966
17,500	Massimo Zanetti Beverage Group SpA	169,995	116,610
29,000	Nomad Foods Ltd.†	493,916	619,440
11,000	Post Holdings Inc.†	546,380	1,143,670
820,198	Premier Foods plc†	521,539	351,545
7,500	Remy Cointreau SA	759,576	1,081,382
1,800	Symrise AG	97,498	173,239
400	The J.M. Smucker Co.	42,329	46,076
9,000	Treasury Wine Estates Ltd.	47,872	94,271
1,000	TreeHouse Foods Inc.†	82,695	54,100
40,000	Tsingtao Brewery Co. Ltd., Cl. H	264,487	254,746
215,000	Vitasoy International Holdings Ltd.	279,435	1,033,482
16,000	Yakult Honsha Co. Ltd.	826,068	942,355
		15,915,122	25,956,794

	Health Care — 6.4%
7,500	Array BioPharma Inc.†	347,289	347,475
17,500	Bausch Health Cos. Inc.†	360,340	441,350
1,600	Bio-Rad Laboratories Inc., Cl. A†	474,127	500,144
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	46,891
85,000	BioScrip Inc.†	236,646	221,000
5,000	BioTelemetry Inc.†	214,996	240,750
75,000	BTG plc†.	800,785	795,785
3,427	Cantel Medical Corp.	277,999	276,353
6,000	Cardiovascular Systems Inc.†	118,312	257,580
3,000	Celgene Corp.†	283,940	277,320
1,500	Charles River Laboratories International Inc.†	140,190	212,850
17,000	Clovis Oncology Inc.†	338,085	252,790
8,004	Cutera Inc.†	149,359	166,323
3,500	DaVita Inc.†	250,192	196,910
4,000	DENTSPLY SIRONA Inc.	144,206	233,440
2,000	Draegerwerk AG & Co. KGaA	111,590	95,858
30,000	Electromed Inc.†	199,314	163,500
47,000	Endo International plc†	650,568	193,640
30,000	Evolent Health Inc., Cl. A†	495,876	238,500
3,000	Gerresheimer AG	207,210	220,882

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
1,250	ICU Medical Inc.†	$229,643	$314,888
4,000	Idorsia Ltd.†	41,180	91,375
80,000	InfuSystems Holdings Inc.†	217,340	344,000
2,000	Integer Holdings Corp.†	48,505	167,840
2,000	Ligand Pharmaceuticals Inc.†	227,006	228,300
3,206	Medivir AB, Cl. B†	64,992	8,217
3,000	NeoGenomics Inc.†	22,559	65,820
4,000	Nevro Corp.†	251,014	259,320
20,000	Nuvectra Corp.†	218,039	67,000
4,500	Orthofix Medical Inc.†	156,521	237,960
46,000	Patterson Cos. Inc.	1,220,428	1,053,400
7,000	Perrigo Co. plc	357,874	333,340
4,000	Semler Scientific Inc.†	120,779	174,800
4,500	Spark Therapeutics Inc.†	508,329	460,710
6,000	SurModics Inc.†	167,603	259,020
5,000	Teladoc Health Inc.†	229,750	332,050
10,000	Tenet Healthcare Corp.†	232,896	206,600
500	The Cooper Companies Inc.	67,943	168,445
1,000	Zoetis Inc.	35,770	113,490
		10,254,452	10,265,916

	Hotels and Gaming — 3.2%
3,000	Eldorado Resorts Inc.†	120,606	138,210
24,000	Full House Resorts Inc.†	70,181	44,880
58,000	International Game Technology plc	1,044,326	752,260
1,000	Luckin Coffee Inc., ADR†	20,325	19,490
866,250	Mandarin Oriental International Ltd.	1,531,058	1,541,925
24,000	MGM Resorts International	754,191	685,680
8,300	Ryman Hospitality Properties Inc.,REIT	425,807	673,047
260,000	The Hongkong & Shanghai Hotels Ltd.	366,870	338,825
7,000	Wynn Resorts Ltd.	826,748	867,930
		5,160,112	5,062,247

	Machinery — 3.9%
20,002	Astec Industries Inc.	728,992	651,265
300	Bucher Industries AG	78,593	103,380
170,031	CNH Industrial NV, Borsa Italiana	1,466,939	1,743,561
245,000	CNH Industrial NV, New York	1,983,972	2,518,600
5,000	Twin Disc Inc.†	93,418	75,500
13,000	Xylem Inc.	482,286	1,087,320
		4,834,200	6,179,626

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	147,003	315,080

	Media — 1.9%
9,000	Megacable Holdings SAB de CV	37,062	38,356

Shares		Cost	Market Value

65,264	Tribune Media Co., Cl. A	$2,599,756	$3,016,502
		2,636,818	3,054,858

	Metals and Mining — 0.4%
3,000	Allegheny Technologies Inc.†	48,641	75,600
26,000	Cameco Corp.	255,105	278,980
14,000	TimkenSteel Corp.†	183,827	113,820
5,000	Wheaton Precious Metals Corp.	96,400	120,900
		583,973	589,300

	Publishing — 0.8%
1,250	Graham Holdings Co., Cl. B	549,538	862,537
2,000	Meredith Corp.	92,074	110,120
19,000	The E.W. Scripps Co., Cl. A	287,334	290,510
		928,946	1,263,167

	Real Estate — 0.3%
11,001	Griffin Industrial Realty Inc.	316,481	388,885
16,000	Trinity Place Holdings Inc.†	57,600	63,200
		374,081	452,085

	Retail — 2.8%
1,000	Aaron’s Inc.	40,130	61,410
9,000	AutoNation Inc.†	416,566	377,460
9,500	Avis Budget Group Inc.†	232,302	334,020
674	Biglari Holdings Inc., Cl. A†	473,034	357,570
2,000	Carvana Co.†	67,344	125,180
800	Casey’s General Stores Inc.	79,285	124,792
2,900	Fnac Darty†	132,933	215,333
75,900	Hertz Global Holdings Inc.†	1,242,833	1,211,364
5,000	Macy’s Inc.	131,970	107,300
13,000	MarineMax Inc.†	190,283	213,720
3,000	Movado Group Inc.	62,981	81,000
1,200	Murphy USA Inc.†	58,913	100,836
4,000	Penske Automotive Group Inc.	150,947	189,200
8,000	PetIQ Inc.†	193,120	263,680
6,000	Rush Enterprises Inc., Cl. B	265,452	221,460
2,000	Sally Beauty Holdings Inc.†	52,415	26,680
400,000	Sun Art Retail Group Ltd.	441,576	378,919
		4,232,084	4,389,924

	Specialty Chemicals — 2.3%
8,500	Ashland Global Holdings Inc.	489,351	679,745
80,000	Element Solutions Inc.†	828,376	827,200
8,000	H.B. Fuller Co.	341,597	371,200
18,000	Huntsman Corp.	395,966	367,920
5,000	Sensient Technologies Corp.	332,569	367,400
18,000	SGL Carbon SE†	195,015	146,345
6,000	T Hasegawa Co. Ltd.	114,881	107,017
2,000	Takasago International Corp.	51,763	54,538
700	Treatt plc	3,479	4,089
34,021	Valvoline Inc.	683,411	664,430
		3,436,408	3,589,884

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications — 1.0%
1,200	BCE Inc.	$52,576	$54,576
45,000	Communications Systems Inc.	286,415	135,450
15,000	Gogo Inc.†	95,992	59,700
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	43,260
10,000	Inmarsat plc	67,635	69,162
8,500	Loral Space & Communications Inc.†	352,916	293,335
100,000	Pharol SGPS SA†	34,665	17,170
33,000	Telekom Austria AG	210,582	249,161
44,000	Vodafone Group plc, ADR	1,087,285	718,520
		2,229,906	1,640,334

	Transportation — 0.8%
17,500	Fortress Transportation & Infrastructure Investors LLC	284,047	264,250
12,500	GATX Corp.	643,562	991,125
		927,609	1,255,375

	Wireless Communications — 2.7%
66,500	Millicom International Cellular SA, SDR	4,258,044	3,741,728
13,000	United States Cellular Corp.†	491,986	580,710
		4,750,030	4,322,438

	TOTAL COMMON STOCKS	118,284,333	140,127,557

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	273,740	230,250

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	333,127	305,760

	RIGHTS — 0.1%
	Health Care — 0.0%
1,500	Tobira Therapeutics Inc., CVR†(b)	90	90

	Retail — 0.1%
75,900	Hertz Global Holdings Inc.expire 07/12/19†	0	148,005

	TOTAL RIGHTS	90	148,095

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 11.6%
$18,511,000	U.S. Treasury Bills, 2.055% to 2.486%††, 07/25/19 to 09/19/19	$18,448,770	$18,456,812

TOTAL INVESTMENTS — 100.0%		$137,340,060	159,268,474

Other Assets and Liabilities (Net)			114,104

PREFERRED STOCK (1,200,000 preferred shares outstanding)			(30,000,000)

NET ASSETS — COMMON STOCK (9,513,091 common shares outstanding)			$129,382,578

NET ASSET VALUE PER COMMON SHARE ($129,382,578 ÷ 9,513,091 shares outstanding)			$13.60

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A security amounted to $110,146 or 0.07% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	57.6%	$91,704,030
Europe	30.5	48,525,727
Japan	5.5	8,770,747
Canada	3.4	5,445,517
Asia/Pacific	2.5	3,941,122
Latin America	0.5	865,470
Africa/Middle East	0.0 *	15,861

Total Investments	100.0%	$159,268,474

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $137,340,060)	$159,268,474
Cash	373
Foreign currency, at value (cost $13,765)	13,771
Receivable for investments sold	191,691
Dividends receivable	284,780
Deferred offering expense	4,063
Prepaid expenses	2,481
Other receivable	28,500

Total Assets	159,794,133

Liabilities:
Distributions payable	22,708
Payable for fund shares redeemed	74,192
Payable for investment advisory fees	130,183
Payable for payroll expenses	47,693
Payable for accounting fees	7,500
Payable for legal fees	45,281
Payable for shareholder communications expenses	34,771
Payable for audit fees	21,302
Other accrued expenses	27,925

Total Liabilities	411,555

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.450%, $25 liquidation value, 1,200,000 shares authorized, issued, and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$129,382,578

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$108,773,848
Total distributable earnings	20,608,730

Net Assets	$129,382,578

Net Asset Value per Common Share:
($129,382,578 ÷ 9,513,091 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$13.60

Statement of Operations For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $111,618)	$1,320,249
Interest	228,473

Total Income	1,548,722

Expenses:
Investment advisory fees	800,735
Offering expense for expired shelf registration of preferred shares	150,681
Shareholder communications expenses	80,338
Payroll expenses	62,501
Custodian fees	28,408
Legal and audit fees	23,785
Trustees’ fees	23,241
Accounting fees	22,500
Shareholder services fees	10,969
Interest expense	231
Miscellaneous expenses	36,015

Total Expenses	1,239,404

Less:
Expenses paid indirectly by broker (See Note 3)	(1,212)

Net Expenses	1,238,192

Net Investment Income	310,530

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	389,089
Net realized loss on foreign currency transactions	(2,656)

Net realized gain on investments and foreign currency transactions	386,433

Net change in unrealized appreciation/depreciation:
on investments	13,946,080
on foreign currency translations	906

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,946,986

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	14,333,419

Net Increase in Net Assets Resulting from Operations	14,643,949

Total Distributions to Preferred Shareholders	(817,500)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$13,826,449

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Operations:
Net investment income	$310,530	$704,727
Net realized gain on investments and foreign currency transactions	386,433	815,692
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,946,986	(23,326,863)

Net Increase/(Decrease) in Net Assets Resulting from Operations	14,643,949	(21,806,444)

Distributions to Preferred Shareholders:
Accumulated earnings	(624,305)*	(1,635,000)
Return of capital	(193,195)*	—

Total Distributions to Preferred Shareholders	(817,500)	(1,635,000)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	13,826,449	(23,441,444)

Distributions to Common Shareholders:
Return of capital	(2,685,886)*	—

Fund Share Transactions:
Offering costs for common shares charged to paid-in capital	—	(61,193)
Adjustment to offering costs for preferred shares	—	(28,000)
Net decrease from repurchase of common shares	(2,110,524)	(7,047,463)
Net decrease from costs to repurchase common shares	(900)	(1,050)

Net Decrease in Net Assets from Fund Share Transactions	(2,111,424)	(7,137,706)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	9,029,139	(30,579,150)

Net Assets Attributable to Common Shareholders:
Beginning of year	120,353,439	150,932,589

End of period	$129,382,578	$120,353,439

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31,								For the Period Ended December 31,
			2018		2017		2016		2015		2014(a)
Operating Performance:
Net asset value, beginning of period	$12.41		$14.63		$12.57		$12.20		$11.86		$12.00

Net investment income/(loss)	0.03		0.07		(0.01	)(b)	0.10		(0.02	)(b)	(0.07)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.49			(2.25)	3.34		0.60		0.34		(0.07)

Total from investment operations	1.52			(2.18)	3.33		0.70		0.32		(0.14)

Distributions to Preferred Shareholders: (c)
Net investment income	(0.03	)*		(0.05)		(0.04)	(0.04)		—		—
Net realized gain	(0.04	)*		(0.11)		(0.14)	(0.10)		—		—
Return of capital	(0.02	)*	—			(0.03)	—		—		—

Total distributions to preferred shareholders		(0.09)		(0.16)		(0.21)	(0.14)		—		—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.43			(2.34)	3.12		0.56		0.32		(0.14)

Distributions to Common Shareholders:
Net investment income	—		—		—		(0.04)		—		—
Net realized gain	—		—		—		(0.08)		—		—
Return of capital	(0.28	)*	—		—		—		—		—

Total distributions to common shareholders		(0.28)	—		—		(0.12)		—		—

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.04		0.13		0.01		0.07		0.02		0.00 (d)
Decrease in net asset value from costs charged to repurchase of common shares	—		(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.00	)(d)	0.00	(d)	(0.14)		—		—
Offering costs for common shares charged to paid-in capital	—			(0.01)		(0.05)	—		—		—
Decrease in net asset value from rights offering	—		—			(1.02)	—		—		—

Total fund share transactions	0.04		0.12			(1.06)	(0.07)		0.02		0.00 (d)

Net Asset Value Attributable to Common Shareholders, End of Period	$13.60		$12.41		$14.63		$12.57		$12.20		$11.86

NAV total return †		11.86%		(15.17)%		24.62%	4.02%			2.87%	(1.17)%

Market value, end of period	$11.61		$9.80		$12.74		$10.60		$10.40		$10.44

Investment total return ††		21.32%		(23.08)%		25.40%	2.40%			(0.38)%	(13.00)%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31,								For the Period Ended December 31,
			2018		2017		2016		2015		2014(a)

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$159,383		$150,353		$180,933		$127,960		—		—
Net assets attributable to common shares, end of period (in 000’s)	$129,383		$120,353		$150,933		$97,960		$99,137		$97,857
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.48	%(e)		0.49%		(0.16)%		0.80%		(0.14)%	(1.12	)%(e)
Ratio of operating expenses to average net assets attributable to common shares (f)	1.90	%(e)(g)	1.68	%(g)	1.76	%(g)	1.72	%(g)	1.53	%(g)	1.58	%(e)
Portfolio turnover rate		11.8%		80.0%		70.4%		76.6%		114.0%		20.0%
5.450% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 30,000		$30,000		$30,000		$30,000		—		—
Total shares outstanding (in 000’s)	1,200		1,200		1,200		1,200		—		—
Liquidation preference per share	$ 25.00		$25.00		$25.00		$25.00		—		—
Average market value (h)	$ 25.16		$24.97		$25.30		$25.32		—		—
Asset coverage per share	$ 132.82		$125.31		$150.78		$106.63		—		—
Asset Coverage		531%		501%		603%		427%	—		—

†

Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on June 23, 2014.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Calculated based on average common shares outstanding on record dates throughout the period.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, and 2016 would have been 1.55%, 1.39%, 1.39%, and 1.44%, respectively.

(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019, and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$4,464,523	$9,017	—	$4,473,540
Health Care	10,219,025	46,891	—	10,265,916
Other Industries (a)	125,388,101	—	—	125,388,101
Total Common Stocks	140,071,649	55,908	—	140,127,557
Closed-End Funds(a)	230,250	—	—	230,250
Preferred Stock(a)	—	305,760	—	305,760
Rights (a)	148,005	—	$90	148,095
U.S. Government Obligations	—	18,456,812	—	18,456,812
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$140,449,904	$18,818,480	$90	$159,268,474

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund had transfers from Level 3 to Level 1 of $191,500 or 0.16% of net assets as of December 31, 2018. Transfers from Level 3 to Level 1 are due to a increase in market activity, e.g., frequency of trades, which resulted in a increase in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:										Net change
										in unrealized
										appreciation/
										(depreciation)
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/		Proceeds	into	out of	as of	still held at
	12/31/18	(premiums)	(loss)†	(depreciation)†	Purchases	received	Level 3††	Level 3††	6/30/19	6/30/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$307,488	—	$59,718	$(58,648)	—	$(117,058)	—	$(191,500)	—	—
Rights (a)	90	—	—	—	—	—	—	—	$90	—
TOTAL INVESTMENTS IN SECURITIES	$307,578	—	$59,718	$(58,648)	—	$(117,058)	—	$(191,500)	$90	—

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Realized gain/(loss) and net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used, and unobservable inputs utilized, if any, to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2019:

Description	Balance at 06/30/19	Valuation Technique
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Rights (a)	$90	Merger/Acquisition price

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The valuations in the table above are based on management’s assessment of realizable value.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2019, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.450% Series A Cumulative Preferred Shares (Series A Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$635,752
Net long term capital gains	999,248

Total distributions paid	$1,635,000

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies. For the year ended December 31, 2018, the Fund incurred Federal excise tax of $21,698.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$139,242,265	$30,995,321	$(10,969,112)	$20,026,209

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest or penalties. As of June 30, 2019, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2019, the Fund paid $7,224 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,212.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Advisor for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $62,501 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000 and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $16,643,745, and $24,962,432, respectively.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). On October 23, 2017, the Fund distributed one transferable right for each of the 7,735,448 common shares outstanding on that date. Three rights were required to purchase one additional common share at the subscription price of $11.50 per share in accordance with the offering document authorized by the Board. On December 12, 2017, the Fund issued 2,578,483 common shares receiving net proceeds of $29,221,362, after the deduction of offering expenses of $431,193. The NAV per share of the Fund was reduced by approximately $1.02 per share on the day the additional shares were issued below NAV. The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund repurchased and retired 184,482 and 616,358 of its common shares at an investment of $2,110,524 and $7,047,463 and an average discount of 15.96% and 17.43%, respectively, from its net asset value.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Decrease from repurchase of common shares	(184,482)	$(2,110,524)	(616,358)	$(7,047,463)

As of June 30, 2019, after considering the issuance of the Series A Preferred and additional common shares, the Fund has approximately $40 million available for issuance of common or preferred shares under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (Preferred Shares). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 10, 2016, the Fund received $28,885,357 (after underwriting discounts of $945,000 and offering expenses of $169,643) from the public offering of 1,200,000 shares of Series A Preferred. Commencing May 10, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2019

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

and the year ended December 31, 2018, the Fund did not repurchase any of the Series A Preferred. At June 30, 2019, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $22,708.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected John Birch, Kevin V. Dreyer, and Salvatore J. Zizza as Trustees of the Fund, with 9,192,157 votes, 9,200,508 votes, and 9,191,063 votes cast in favor of these Trustees, and 533,249 votes, 524,898 votes, and 534,343 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Kuni Nakamura as a Trustee of the Fund, with 1,012,275 votes cast in favor of this Trustee and 136,205 votes withheld for this Trustee.

Mario J. Gabelli, Anthony S. Colavita, James P. Conn, and Frank J. Fahrenkopf, Jr. continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting on May 15, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the Trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance of the Fund and the Adviser. The Independent Board Members reviewed the performance of the Fund for the one and three year periods (as of March 31, 2019) against a peer group of global registered investment companies selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was below the median for the one year and three years periods as compared with the Adviser Peer Group. The Independent Board Members noted for the Lipper Peer Group, the Fund ranked 17 out of 24 funds for the one year period and 21 out of 24 for the three year period. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a 5 and 10 year performance record. The Board discussed the Fund’s absolute returns as compared with its peer funds and noted that the Fund has not been in existence for long enough for the Board to be able to meaningfully evaluate its returns over a full market cycle.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to net asset value and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the management fee with the fee for other types of accounts managed by an affiliate of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and an acceptable overall performance record since the

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (Continued)

Fund’s inception in 2014. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Peter M. Baldino

Assistant Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2019

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common –30,547 Preferred Series A – N/A	Common –$10.7828 Preferred Series A – N/A	Common - 30,547 Preferred Series A – N/A	Common – 9,697,573 - 30,547 = 9,667,026 Preferred Series A – 1,200,000
Month #2 02/01/2019 through 02/28/2019	Common –28,870 Preferred Series A – N/A	Common – $11.4202 Preferred Series A – N/A	Common – 28,870 Preferred Series A – N/A	Common – 9,667,026 - 28,870 = 9,638,156 Preferred Series A – 1,200,000
Month #3 03/01/2019 through 03/31/2019	Common – 2,000 Preferred Series A – N/A	Common – $11.6850 Preferred Series A – N/A	Common – 2,000 Preferred Series A – N/A	Common – 9,638,156 - 2,000 = 9,636,156 Preferred Series A – 1,200,000
Month #4 04/01/2019 through 04/30/2019	Common –34,272 Preferred Series A – N/A	Common – $11.8497 Preferred Series A – N/A	Common – 34,272 Preferred Series A – N/A	Common – 9,636,156 - 34,272 = 9,601,884 Preferred Series A – 1,200,000
Month #5 05/01/2019 through 05/31/2019	Common – 40,242 Preferred Series A – N/A	Common – $11.5565 Preferred Series A – N/A	Common – 40,242 Preferred Series A – N/A	Common – 9,601,884 - 40,242 = 9,561,642 Preferred Series A – 1,200,000
Month #6 06/01/2019 through 06/30/2019	Common – 48,551 Preferred Series A – N/A	Common – $11.4368 Preferred Series A – N/A	Common – 48,551 Preferred Series A – N/A	Common – 9,561,642 - 48,551 = 9,513,091 Preferred Series A – 1,200,000
Total	Common – 184,482	Common – $11.4256	Common – 184,482	N/A

Preferred Series A – N/A	Preferred Series A – N/A	Preferred Series A – N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of1940, as amended.

b.

The dollar amount (or share or unit amount) approved– Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.